Statement of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Payments of stock issuance costs	$ 0	$ 95